Revenue	6 Months Ended
Mar. 31, 2025
Revenue
Revenue
2.	Revenue

The Group’s operations and main revenue streams are those described in the last annual financial statements. The Group’s revenue is derived from contracts with customers.

Disaggregation of revenue

In the following table, revenue is disaggregated by primary geographical market and service line.

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000

SKA-PlatformTM – provision of services	67	119

Geographical markets
UK	67	119
	67	119

Grants of $101k received during the period are shown as Other Income on The Statement of Comprehensive Income.

Contract balances

The following table provides information about receivables, contract assets and contract liabilities with customers.

	31 March	30 September
	2025	2024
	$'000	$'000

Receivables, which are included in trade and other receivables	182	471
Contract assets	49	—
Contract liabilities	50	4

The contract assets primarily relate to the Group’s rights to consideration for work completed or in progress but not billed at the reporting date on services provided. The contracts are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The contract liabilities primarily relate to the advance consideration received from customers for services where revenue is recognized over time.

The full amount of $4 thousand recognized in contract liabilities at the beginning of the period has been recognized as revenue in the six months ended 31 March 2025.

The amount of revenue recognized in the six months ended 31 March 2025 from performance obligations satisfied (or partially satisfied) in previous periods is $nil.